Loan commitments and financial guarantee contracts - Schedule of Bank's Outstanding Loan Commitments and Financial Guarantee Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	$ 1,840,657	$ 1,414,380,000
Documentary letters of credit
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	240,120	536,350,000
Stand-by letters of credit and guarantees - commercial risk
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	836,434	520,285,000
Loans commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	720,435	348,223,000
Letters of credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Total	$ 43,668	$ 9,522,000